Consolidated balance sheets (Parenthetical) - shares	May 31, 2023	Nov. 30, 2022	May 31, 2022
Consolidated balance sheets
Common shares, issued	33,092,665	23,678,105	33,092,665
Common shares, outstanding	33,092,665	23,678,105	33,092,665